NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET INCOME (LOSS) PER SHARE
14.
NET INCOME (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Numerator:
Net income attributable to ordinary shareholders of UP Fintech	32,563,525	60,727,920	170,899,537
The dilutive effect arising from the convertible bonds	912,009	1,139,018	2,672,707
Numerator for diluted net income per ordinary share	33,475,534	61,866,938	173,572,244
Denominator:
Weighted average shares used in calculating net income per ordinary share
Basic	2,325,338,439	2,404,640,854	2,651,608,820
Effect of dilutive securities:
Dilutive effect of share options	5,440,751	5,513,427	4,088,223
Dilutive effect of restricted shares units	26,325,143	41,932,200	45,203,610
Dilutive effect of convertible bonds	70,164,498	82,010,834	106,831,729
Denominator for diluted net income per ordinary share	2,427,268,831	2,534,097,315	2,807,732,382
Net income per ordinary share
Basic	0.014	0.025	0.064
Diluted	0.014	0.024	0.062